Income Taxes (Provision for Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current—The Netherlands	$ 973	$ 936	$ 2,874
—Foreign	41,862	41,667	33,452
Provision for income tax current, total	42,835	42,603	36,326
Deferred—The Netherlands	250	317	0
—Foreign	(37,444)	(41,608)	(68,086)
Provision for income tax deferred, total	(37,194)	(41,291)	(68,086)
Total provision for income taxes	$ 5,641	$ 1,312	$ (31,760)